Closure and Rehabilitation Provisions - Additional Information (Detail) - Closure and rehabilitation provisions [member] - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in real discount rates		0.50%
Reasonably possible acceleration in forecast cash flows		1 year
Increase decrease in provision due to change in discount rate		$ 1,085
Increase in closure and rehabilitation provision due to reasonably possible decrease in real discount rates		1,075
Increase in depreciation expense due to reasonably possible decrease in real discount rates	$ 115
Decrease in net finance costs due to reasonably possible decrease in real discount rates	$ 25
Increase in Provision due to reasonably possible acceleration in forecast cash flows		$ 230
Bottom of range [member]
Disclosure of other provisions [line items]
Remaining production life		3 years
Top of range [member]
Disclosure of other provisions [line items]
Remaining production life		91 years
Weighted average [member]
Disclosure of other provisions [line items]
Remaining production life		27 years
Closed sites [member]
Disclosure of other provisions [line items]
Increases to existing and new provisions associated closure and remediation costs charged to the income statement		$ 483	$ 669	$ 251
Increase decrease in provision due to change in discount rate		210
Increase in income statement charge due to reasonably possible decrease in real discount rates		255
Decrease increase in income statement charge due to reasonable possible acceleration in forecast of cash flows		50
Operating sites [member]
Disclosure of other provisions [line items]
Increase in property, plant and equipment due to reasonably possible decrease in real discount rates		820
Increase in property, plant and equipment due to reasonably possible acceleration in forecast cash flows		$ 180